Stock-Based Compensation - Schedule of Restricted Stock Unit Programs Outstanding (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	631,854	605,430	367,726
Granted	181,526	224,841	320,131
Dividend equivalents	839	1,262	1,895
Redeemed	(321,580)	(199,679)	(84,322)
Number of options outstanding, Ending Balance	492,639	631,854	605,430
Liability Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	30,119	20,099	29,806
Granted	9,025	13,825	15,364
Dividend equivalents	566	624	1,133
Forfeitures	(410)
Redeemed	(16,274)	(4,429)	(26,204)
Number of options outstanding, Ending Balance	23,026	30,119	20,099
Liability/Equity Classified DSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	127,447	206,923	198,446
Granted	22,136	30,716	37,456
Dividend equivalents	2,047	2,815	5,145
Redeemed		(113,007)	(34,124)
Number of options outstanding, Ending Balance	151,630	127,447	206,923
Release of Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	789,420	832,452	595,978
Granted	212,687	269,382	372,951
Dividend equivalents	3,452	4,701	8,173
Forfeitures	(410)
Redeemed	(337,854)	(317,115)	(144,650)
Number of options outstanding, Ending Balance	667,295	789,420	832,452